Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Short Duration Bond ETF
THIRD QUARTER REPORT
July 31, 2025 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia Short Duration Bond ETF
July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Short Duration Bond ETF | 2025
Asset-Backed Securities - Non-Agency 10.2%
Issue
Description
Principal
Amount
($) Value ($)
Ally Auto Receivables Trust 2024-1
Class A4, Series 2024-1, 4.940%,
10/15/29 200,000 202,178
American Airlines Pass Through Trust
Series A, 3.700%, 10/01/26 92,123 90,329
BMW Vehicle Owner Trust 2023-A
Class A4, Series 2023-A, 5.250%,
11/26/29 125,000 126,613
Bridgecrest Lending Auto Securitization Trust
2024-1
Class D, Series 2024-1, 6.030%,
11/15/29 200,000 202,880
Capital One Prime Auto Receivables Trust
Class A4, Series 2023-1, 4.760%,
08/15/28 100,000 100,383
Carmax Auto Owner Trust
Class C, Series 2022-1, 2.200%,
11/15/27 100,000 98,294
Class C, Series 2024-1, 5.470%,
08/15/29 200,000 202,970
Carmax Auto Owner Trust 2025-2
Class A4, Series 2025-2, 4.650%,
11/15/30 175,000 176,832
CarMax Select Receivables Trust 2025-A
Class A3, Series 2025-A, 4.770%,
09/17/29 200,000 200,224
Carvana Auto Receivables Trust
Class C, Series 2022-P1, 3.300%,
04/10/28 300,000 292,478
Exeter Automobile Receivables Trust 2024-4
Class D, Series 2024-4A, 5.810%,
12/16/30 100,000 100,550
Ford Credit Auto Lease Trust 2024-B
Class A4, Series 2024-B, 4.990%,
01/15/28 150,000 151,149
Ford Credit Auto Lease Trust 2025-A
Class A3, Series 2025-A, 4.720%,
06/15/28 200,000 200,997
Ford Credit Auto Owner Trust
Class A4, Series 2023-A, 4.560%,
12/15/28 250,000 250,604
Ford Credit Auto Owner Trust 2023-B
Class A4, Series 2023-B, 5.060%,
02/15/29 150,000 151,574
Ford Credit Floorplan Master Owner Trust A
Class A, Series 2018-4, 4.060%,
11/15/30 100,000 99,110
Class A1, Series 2025-1, 4.630%,
04/15/30 100,000 100,742
GM Financial Automobile Leasing Trust 2025-1
Class A3, Series 2025-1, 4.660%,
02/21/28 125,000 125,525
Gm Financial Consumer Automobile
Receivables Trust 2024-3
Class A4, Series 2024-3, 5.090%,
11/16/29 100,000 101,486
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount
($) Value ($)
Harley-Davidson Motorcycle Trust 2024-A
Class A3, Series 2024-A, 5.370%,
03/15/29 150,000 151,330
Honda Auto Receivables 2023-2 Owner Trust
Class A4, Series 2023-2, 4.910%,
09/17/29 125,000 125,778
Honda Auto Receivables 2024-4 Owner Trust
Class A3, Series 2024-4, 4.330%,
05/15/29 150,000 150,112
Honda Auto Receivables Owner Trust
Class A4, Series 2023-4, 5.660%,
02/21/30 250,000 255,037
Hyundai Auto Receivables Trust 2024-B
Class A3, Series 2024-B, 4.840%,
03/15/29 125,000 125,805
Class B, Series 2024-B, 5.040%,
09/16/30 180,000 182,720
Mercedes-Benz Auto Lease Trust 2024-A
Class A4, Series 2024-A, 5.320%,
02/15/30 225,000 228,043
Mercedes-Benz Auto Receivables Trust 2024-1
Class A3, Series 2024-1, 4.800%,
04/16/29 100,000 100,401
Mercedes-Benz Auto Receivables Trust 2025-1
Class A4, Series 2025-1, 4.920%,
04/15/31 150,000 152,894
Nissan Auto Lease Trust 2025-A
Class C, Series 2025-A, 5.110%,
06/15/29 200,000 201,372
Nissan Auto Receivables 2024-A Owner Trust
Class A4, Series 2024-A, 5.180%,
04/15/31 175,000 177,378
Santander Drive Auto Receivables Trust
Class C, Series 2023-6, 6.400%,
03/17/31 125,000 128,318
Class C, Series 2023-1, 5.090%,
05/15/30 100,000 100,381
Santander Drive Auto Receivables Trust 2023-5
Class B, Series 2023-5, 6.160%,
12/17/29 225,000 228,381
Class C, Series 2023-5, 6.430%,
02/18/31 225,000 233,154
Santander Drive Auto Receivables Trust 2023-6
Class B, Series 2023-6, 5.980%,
04/16/29 100,000 101,424
Toyota Auto Receivables 2023-C Owner Trust
Class A4, Series 2023-C, 5.010%,
02/15/29 125,000 126,124
Toyota Auto Receivables Owner Trust
Class A4, Series 2022-C, 3.770%,
02/15/28 150,000 148,927
Volkswagen Auto Loan Enhanced Trust
Class A4, Series 2023-2, 5.570%,
04/22/30 100,000 102,223
Volkswagen Auto Loan Enhanced Trust 2024-1
Class A3, Series 2024-1, 4.630%,
07/20/29 125,000 125,749

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2025 (Unaudited)
Columbia Short Duration Bond ETF | 2025 3
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount
($) Value ($)
World Omni Auto Receivables Trust 2024-B
Class A4, Series 2024-B, 5.230%,
07/15/30 100,000 101,661
World Omni Auto Receivables Trust 2025-A
Class A4, Series 2025-A, 4.860%,
11/15/30 200,000 203,157
World Omni Select Auto Trust
Class B, Series 2023-A, 5.870%,
08/15/28 135,000 136,196
Total Asset-Backed Securities - Non-
Agency
(Cost $6,557,679) 6,561,483
Commercial Mortgage-Backed Securities - Non-Agency 9.8%
Principal
Amount
($) Value ($)
Bank
Class A2, Series 2019-BN18,
3.474%, 05/15/62 125,000 122,673
Class A2, Series 2019-BN16,
3.933%, 02/15/52 56,261 55,543
Class AS,
Subordinated
Series
2017-BNK9, 3.829%, 11/15/54
(a)
100,000 95,370
Class A3, Series 2018-BN12,
3.990%, 05/15/61 100,000 98,576
Bank of America Merrill Lynch Commercial
Mortgage Trust
Class A3, Series 2017-BNK3,
3.311%, 02/15/50 94,807 93,235
BANK5 2024-5YR10
Class A3, Series 2024-5YR10,
5.302%, 10/15/57 100,000 102,010
BANK5 2024-5YR12
Class A3, Series 2024-5YR12,
5.902%, 12/15/57
(a)
225,000 234,804
Bank5 2024-5yr8
Class A3, Series 2024-5YR8,
5.884%, 08/15/57 200,000 207,957
Barclays Commercial Mortgage Trust
Class A4, Series 2019-C5, 3.063%,
11/15/52 100,000 93,440
BBCMS Mortgage Trust
Class A3, Series 2023-5C23,
6.675%, 12/15/56
(a)
125,000 131,613
Class A2B, Series 2023-C19,
5.753%, 04/15/56 225,000 227,761
BBCMS Mortgage Trust 2020-C6
Class A4, Series 2020-C6, 2.639%,
02/15/53 225,000 204,874
BBCMS Mortgage Trust 2024-5c29
Class A2, Series 2024-5C29,
4.738%, 09/15/57 225,000 224,999
BBCMS Mortgage Trust 2024-C30
Class A2, Series 2024-C30,
6.128%, 11/15/57 100,000 103,638
BBCMS Mortgage Trust 2025-5C33
Class A4, Series 2025-5C33,
5.839%, 03/15/58 200,000 208,278
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount
($) Value ($)
BBCMS Mortgage Trust 2025-5C34
Class A3, Series 2025-5C34,
5.659%, 05/15/58 250,000 258,682
Benchmark 2024-V6 Mortgage Trust
Class A3, Series 2024-V6, 5.926%,
03/15/57 200,000 207,473
Benchmark 2024-V7 Mortgage Trust
Class A3, Series 2024-V7, 6.228%,
05/15/56
(a)
200,000 209,309
Benchmark 2024-V8 Mortgage Trust
Class A3, Series 2024-V8, 6.189%,
07/15/57
(a)
200,000 209,730
Cantor Commercial Real Estate Lending
Class A4, Series 2019-CF2,
2.624%, 11/15/52 193,671 180,905
Class A5, Series 2019-CF1,
3.786%, 05/15/52 100,000 95,664
CD Mortgage Trust
Class A3, Series 2017-CD4,
3.248%, 05/10/50 138,285 135,275
CFCRE Commercial Mortgage Trust
Class AM,
Subordinated
Series
2016-C6, 3.502%, 11/10/49
(a)
50,000 48,472
CGMS Commercial Mortgage Trust
Class A3, Series 2017-B1, 3.197%,
08/15/50 95,159 92,593
Class A4, Series 2017-B1, 3.458%,
08/15/50 125,000 121,984
Citigroup Commercial Mortgage Trust
Class A3, Series 2018-C5, 3.963%,
06/10/51 170,270 167,412
Class AS,
Subordinated
Series
2016-P6, 4.032%, 12/10/49
(a)
100,000 94,357
Class B,
Subordinated
Series 2015-
P1, 4.317%, 09/15/48
(a)
37,214 37,121
Class B, Series 2017-P7, 4.137%,
04/14/50
(a)
150,000 140,325
Class A2, Series 2020-GC46,
2.708%, 02/15/53 34,487 33,775
Citigroup Commercial Mortgage Trust 2019-C7
Class A3, Series 2019-C7, 2.860%,
12/15/72 84,139 78,468
COMM Mortgage Trust
Class D, Series 2015-CR26,
3.529%, 10/10/48
(a)
56,000 45,347
Class A3, Series 2017-COR2,
3.510%, 09/10/50 200,000 194,943
Class C, Series 2013-CR13,
4.944%, 11/10/46
(a)
19,585 18,605
GS Mortgage Securities Trust
Class C,
Subordinated
Series 2016-
GS3, 3.977%, 10/10/49
(a)
75,000 70,520
JPMBB Commercial Mortgage Securities Trust
Class AS, Series 2016-C2, 3.484%,
06/15/49 100,000 93,803
Class B, Series 2017-C5, 4.009%,
03/15/50
(a)
150,000 125,107

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2025 (Unaudited)
4 Columbia Short Duration Bond ETF | 2025
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount
($) Value ($)
JPMCC Commercial Mortgage Securities Trust
Class A3, Series 2019-COR4,
3.763%, 03/10/52 100,000 96,435
Morgan Stanley Bank of America Merrill Lynch
Trust
Class C,
Subordinated
Series 2016-
C31, 4.254%, 11/15/49
(a)
50,000 44,230
Class ASB, Series 2017-C34,
3.354%, 11/15/52 39,094 38,673
Morgan Stanley Capital I
Class A3, Series 2017-HR2,
3.330%, 12/15/50 123,784 120,958
Morgan Stanley Capital I Trust
Class A4, Series 2016-UB12,
3.596%, 12/15/49 150,000 146,341
Morgan Stanley Capital I Trust 2019-H7
Class A4, Series 2019-H7, 3.261%,
07/15/52 200,000 189,159
SG Commercial Mortgage Securities Trust
Class A4, Series 2016-C5, 3.055%,
10/10/48 150,000 146,745
Wells Fargo Commercial Mortgage Trust
Class C, Series 2017-C39, 4.118%,
09/15/50 100,000 89,040
Class A4, Series 2017-C41,
3.472%, 11/15/50 100,000 97,242
Class ASB, Series 2021-C61,
2.525%, 11/15/54 100,000 92,587
Wells Fargo Commercial Mortgage Trust
2019-C54
Class A4, Series 2019-C54,
3.146%, 12/15/52 250,000 234,100
Wells Fargo Commercial Mortgage Trust
2024-5C2
Class A2, Series 2024-5C2,
5.439%, 11/15/57 200,000 204,179
Total Commercial Mortgage-Backed
Securities - Non-Agency
(Cost $6,380,580) 6,364,330
Corporate Bonds 49.3%
Principal
Amount
($) Value ($)
Aerospace & Defense 1.4%
AAR Escrow Issuer LLC
6.750%, 03/15/29
(b)
50,000 51,317
Axon Enterprise, Inc.
6.125%, 03/15/30
(b)
50,000 51,159
Boeing Co. (The)
5.150%, 05/01/30 300,000 304,741
Howmet Aerospace, Inc.
5.900%, 02/01/27 50,000 51,007
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28 85,000 78,815
L3Harris Technologies, Inc.
4.400%, 06/15/28 40,000 39,967
Northrop Grumman Corp.
3.250%, 01/15/28 60,000 58,489
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Spirit AeroSystems, Inc.
9.375%, 11/30/29
(b)
35,000 37,018
Textron, Inc.
3.650%, 03/15/27 25,000 24,630
TransDigm, Inc.
6.375%, 03/01/29
(b)
200,000 204,728
Total 901,871
Airlines 0.8%
American Airlines Pass Through Trust
Class A, Series 2015-1, 3.375%,
05/01/27 42,459 41,259
Class AA, Series AA, 3.575%,
01/15/28 28,597 27,722
American Airlines, Inc.
7.250%, 02/15/28
(b)
170,000 173,415
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(b)
30,000 29,966
5.750%, 04/20/29
(b)
50,000 49,981
Delta Air Lines, Inc.
4.375%, 04/19/28 50,000 49,646
Southwest Airlines Co.
2.625%, 02/10/30 60,000 54,572
United Airlines Pass Through Trust
Class A, Series 2013-1, 4.300%,
08/15/25 40,669 40,650
United Airlines, Inc.
4.625%, 04/15/29
(b)
33,000 32,208
Total 499,419
Apartment REIT 0.1%
Essex Portfolio LP
3.000%, 01/15/30 60,000 56,008
Invitation Homes Operating Partnership LP
4.150%, 04/15/32 25,000 23,743
Total 79,751
Automotive 1.2%
Adient Global Holdings Ltd.
7.000%, 04/15/28
(b)
50,000 51,184
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(b)
60,000 61,371
Ford Motor Credit Co. LLC
4.000%, 11/13/30 120,000 110,274
5.800%, 03/08/29 50,000 50,090
General Motors Financial Co., Inc.
5.550%, 07/15/29 50,000 51,070
Jaguar Land Rover Automotive PLC
5.875%, 01/15/28
(b)
80,000 80,278
Nissan Motor Acceptance Co. LLC
2.750%, 03/09/28
(b)
75,000 69,463
7.050%, 09/15/28
(b)
125,000 128,688
ZF North America Capital, Inc.
6.875%, 04/14/28
(b)
150,000 149,339
Total 751,757
Banking 2.7%
Ally Financial, Inc.
2.200%, 11/02/28 100,000 92,288

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2025 (Unaudited)
Columbia Short Duration Bond ETF | 2025 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
American Express Co.
4.989%, (SOFRRATE + 2.255%),
05/26/33
(c)
25,000 25,027
Bank of Montreal
3.088%, (US 5 Year CMT T-Note +
1.400%), 01/10/37
(c)
40,000 34,928
Barclays PLC
5.367%, (SOFRRATE + 1.230%),
02/25/31
(c)
200,000 204,274
Capital One Financial Corp.
4.100%, 02/09/27 100,000 99,472
Series ., 7.624%, (SOFRRATE +
3.070%), 10/30/31
(c)
60,000 67,535
Citigroup, Inc.
5.592%, (US 5 Year CMT T-Note +
1.280%), 11/19/34
(c)
350,000 354,720
Comerica, Inc.
4.000%, 02/01/29 90,000 87,957
Deutsche Bank AG/New York NY
6.819%, (SOFRRATE + 2.510%),
11/20/29
(c)
150,000 159,628
Fifth Third Bancorp
5.631%, (SOFRRATE + 1.840%),
01/29/32
(c)
60,000 62,146
FNB Corp./Pa
5.722%, (SOFRINDX + 1.930%),
12/11/30
(c)
50,000 50,358
Goldman Sachs Group, Inc. (The)
5.950%, 01/15/27 80,000 81,951
KeyCorp
Series MTN, 2.550%, 10/01/29 60,000 55,381
M&T Bank Corp.
5.179%, (SOFRRATE + 1.400%),
07/08/31
(c)
50,000 50,555
Morgan Stanley
3.950%, 04/23/27 100,000 99,159
Regions Financial Corp.
1.800%, 08/12/28 40,000 36,986
Southstate Corp.
7.000%, (SOFRRATE + 3.190%),
06/13/35
(c)
30,000 30,804
Synchrony Financial
3.950%, 12/01/27 85,000 83,387
Synovus Financial Corp.
6.168%, (SOFRRATE + 2.347%),
11/01/30
(c)
15,000 15,419
Webster Financial Corp.
4.100%, 03/25/29 85,000 82,598
Total 1,774,573
Brokerage 0.3%
Nomura Holdings, Inc.
3.103%, 01/16/30 200,000 186,293
Brokerage/Asset Managers/Exchanges 0.2%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 50,000 46,851
Jefferies Financial Group, Inc.
2.625%, 10/15/31 25,000 21,778
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Nasdaq, Inc.
1.650%, 01/15/31 50,000 43,125
Nuveen Churchill Direct Lending Corp.
6.650%, 03/15/30 5,000 5,139
Total 116,893
Building Materials 0.6%
Amrize Finance US LLC
4.600%, 04/07/27
(b)
25,000 25,006
Martin Marietta Materials, Inc.
2.400%, 07/15/31 25,000 21,993
3.500%, 12/15/27 40,000 39,136
Masco Corp.
2.000%, 02/15/31 30,000 25,793
3.500%, 11/15/27 25,000 24,415
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(b)
60,000 59,811
Standard Industries, Inc.
4.750%, 01/15/28
(b)
60,000 59,266
5.000%, 02/15/27
(b)
50,000 50,000
Stanley Black & Decker, Inc.
2.300%, 03/15/30 25,000 22,338
4.250%, 11/15/28 25,000 24,835
Vulcan Materials Co.
4.950%, 12/01/29 50,000 50,757
Total 403,350
Cable and Satellite 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27
(b)
190,000 188,438
6.375%, 09/01/29
(b)
116,000 117,036
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 87,000 77,111
5.050%, 03/30/29 50,000 50,276
Paramount Global
4.950%, 01/15/31 25,000 24,368
Sirius XM Radio LLC
4.000%, 07/15/28
(b)
100,000 95,254
5.000%, 08/01/27
(b)
90,000 89,010
Viasat, Inc.
5.625%, 04/15/27
(b)
20,000 19,927
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(b)
50,000 48,842
Total 710,262
Chemicals 1.1%
Axalta Coating Systems LLC
3.375%, 02/15/29
(b)
60,000 56,209
Celanese US Holdings LLC
6.665%, 07/15/27 32,000 32,829
6.850%, 11/15/28 85,000 88,541
Dow Chemical Co. (The)
2.100%, 11/15/30 60,000 52,285
7.375%, 11/01/29 25,000 27,409
DuPont de Nemours, Inc.
4.725%, 11/15/28 100,000 101,179
Huntsman International LLC
4.500%, 05/01/29 50,000 47,537

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2025 (Unaudited)
6 Columbia Short Duration Bond ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
INEOS Finance PLC
7.500%, 04/15/29
(b)
25,000 24,911
Ingevity Corp.
3.875%, 11/01/28
(b)
50,000 47,510
Methanex Corp.
5.250%, 12/15/29 50,000 49,119
Nutrien Ltd.
4.200%, 04/01/29 60,000 59,288
Olin Corp.
5.000%, 02/01/30 50,000 47,870
Parkland Corp.
4.500%, 10/01/29
(b)
50,000 48,145
Sherwin-Williams Co. (The)
3.450%, 06/01/27 40,000 39,296
Total 722,128
Construction Machinery 0.6%
CNH Industrial Capital LLC
5.100%, 04/20/29 50,000 50,846
Herc Holdings, Inc.
6.625%, 06/15/29
(b)
60,000 61,442
7.000%, 06/15/30
(b)
50,000 51,629
Oshkosh Corp.
4.600%, 05/15/28 50,000 50,095
United Rentals North America, Inc.
3.875%, 11/15/27 150,000 146,237
Total 360,249
Consumer Cyclical Services 0.8%
ADT Security Corp. (The)
4.125%, 08/01/29
(b)
100,000 95,724
Brink's Co. (The)
4.625%, 10/15/27
(b)
70,000 69,004
CBRE Services, Inc.
5.500%, 04/01/29 25,000 25,761
Cushman & Wakefield US Borrower LLC
6.750%, 05/15/28
(b)
50,000 50,361
eBay, Inc.
1.400%, 05/10/26 40,000 39,073
Expedia Group, Inc.
3.250%, 02/15/30 90,000 84,878
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/01/27
(b)
50,000 49,804
Match Group Holdings II LLC
4.625%, 06/01/28
(b)
50,000 48,855
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(b)
40,000 38,610
Service Corp. International
5.125%, 06/01/29 40,000 39,610
Total 541,680
Consumer Products 0.4%
Clorox Co. (The)
3.100%, 10/01/27 40,000 38,989
Edgewell Personal Care Co.
4.125%, 04/01/29
(b)
50,000 47,328
Haleon US Capital LLC
3.375%, 03/24/29 60,000 57,963
Hasbro, Inc.
3.900%, 11/19/29 30,000 28,916
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Newell Brands, Inc.
6.625%, 09/15/29 50,000 49,711
Somnigroup International, Inc.
4.000%, 04/15/29
(b)
50,000 47,506
Whirlpool Corp.
2.400%, 05/15/31 18,000 15,068
Total 285,481
Diversified Manufacturing 1.0%
Carrier Global Corp.
2.493%, 02/15/27 90,000 87,554
Chart Industries, Inc.
7.500%, 01/01/30
(b)
50,000 52,379
Hubbell, Inc.
2.300%, 03/15/31 25,000 22,012
Ingersoll Rand, Inc.
5.314%, 06/15/31 50,000 51,511
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
1.750%, 09/15/30 60,000 52,385
Otis Worldwide Corp.
2.565%, 02/15/30 60,000 55,190
Regal Rexnord Corp.
6.300%, 02/15/30 31,000 32,462
RTX Corp.
4.125%, 11/16/28 60,000 59,582
Timken Co. (The)
4.500%, 12/15/28 50,000 49,917
Trane Technologies Global Holding Co. Ltd.
3.750%, 08/21/28 40,000 39,408
WESCO Distribution, Inc.
6.375%, 03/15/29
(b)
75,000 76,907
Westinghouse Air Brake Technologies Corp.
4.700%, 09/15/28 60,000 60,314
Total 639,621
Electric 3.0%
American Electric Power Co., Inc.
Subordinated
3.875%, (US 5 Year
CMT T-Note + 2.675%), 02/15/62
(c)
35,000 33,763
Avangrid, Inc.
3.800%, 06/01/29 50,000 48,744
Black Hills Corp.
3.050%, 10/15/29 100,000 93,445
Calpine Corp.
4.500%, 02/15/28
(b)
50,000 49,454
Clearway Energy Operating LLC
4.750%, 03/15/28
(b)
30,000 29,478
ContourGlobal Power Holdings SA
6.750%, 02/28/30
(b)
50,000 51,322
Dominion Energy, Inc.
Series C, 3.375%, 04/01/30 83,000 78,789
DTE Energy Co.
Series C, 3.400%, 06/15/29 60,000 57,402
Duke Energy Corp.
4.300%, 03/15/28 60,000 59,899
Edison International
6.950%, 11/15/29 60,000 62,594
Emera US Finance LP
3.550%, 06/15/26 80,000 79,120

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2025 (Unaudited)
Columbia Short Duration Bond ETF | 2025 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Enel Americas SA
4.000%, 10/25/26 85,000 84,353
Evergy Kansas Central, Inc.
4.700%, 03/13/28 50,000 50,364
Eversource Energy
Series R, 1.650%, 08/15/30 100,000 86,789
FirstEnergy Corp.
Series B, 2.250%, 09/01/30 60,000 53,165
2.650%, 03/01/30 50,000 45,847
Series B, 3.900%, 07/15/27 30,000 29,632
IPALCO Enterprises, Inc.
4.250%, 05/01/30 10,000 9,607
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27 40,000 39,382
NRG Energy, Inc.
5.750%, 01/15/28 50,000 50,082
5.750%, 07/15/29
(b)
50,000 49,928
Pacific Gas and Electric Co.
2.100%, 08/01/27 85,000 80,808
3.750%, 07/01/28 80,000 77,636
PG&E Corp.
5.000%, 07/01/28 50,000 48,795
7.375%, (US 5 Year CMT T-Note +
3.883%), 03/15/55
(c)
50,000 48,238
PPL Capital Funding, Inc.
4.125%, 04/15/30 50,000 48,980
Public Service Enterprise Group, Inc.
5.850%, 11/15/27 60,000 61,831
Puget Energy, Inc.
2.379%, 06/15/28 50,000 46,987
Southern Co. (The)
5.500%, 03/15/29 60,000 62,173
TerraForm Power Operating LLC
4.750%, 01/15/30
(b)
50,000 47,957
Vistra Operations Co. LLC
5.500%, 09/01/26
(b)
205,000 204,818
XPLR Infrastructure Operating Partners LP
4.500%, 09/15/27
(b)
50,000 48,510
7.250%, 01/15/29
(b)
35,000 35,724
Total 1,955,616
Environmental 0.2%
GFL Environmental, Inc.
4.375%, 08/15/29
(b)
50,000 48,354
4.750%, 06/15/29
(b)
50,000 48,929
Republic Services, Inc.
1.450%, 02/15/31 60,000 51,072
Total 148,355
Finance Companies 2.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 150,000 135,887
Apollo Debt Solutions BDC
6.900%, 04/13/29 50,000 52,248
Ares Capital Corp.
2.150%, 07/15/26 40,000 39,054
Barings BDC, Inc.
7.000%, 02/15/29 50,000 51,819
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Blackstone Private Credit Fund
4.000%, 01/15/29 60,000 57,863
Blackstone Secured Lending Fund
2.850%, 09/30/28 50,000 46,822
Blue Owl Capital Corp.
2.875%, 06/11/28 25,000 23,323
6.200%, 07/15/30 25,000 25,229
Blue Owl Credit Income Corp.
7.950%, 06/13/28 50,000 52,951
Equitable Holdings, Inc.
4.350%, 04/20/28 120,000 119,487
FirstCash, Inc.
5.625%, 01/01/30
(b)
50,000 49,527
Franklin BSP Capital Corp.
7.200%, 06/15/29 25,000 25,905
FS KKR Capital Corp.
3.125%, 10/12/28 75,000 69,175
FTAI Aviation Investors LLC
5.500%, 05/01/28
(b)
60,000 60,018
GGAM Finance Ltd.
8.000%, 06/15/28
(b)
50,000 52,838
Global Aircraft Leasing Co. Ltd.
8.750%, 09/01/27
(b)
50,000 51,530
goeasy Ltd.
7.625%, 07/01/29
(b)
40,000 41,195
Golub Capital BDC, Inc.
6.000%, 07/15/29 60,000 60,909
HPS Corporate Lending Fund
5.950%, 04/14/32 50,000 49,616
Morgan Stanley Direct Lending Fund
6.150%, 05/17/29 50,000 51,193
Navient Corp.
5.500%, 03/15/29 67,000 65,556
New Mountain Finance Corp.
6.875%, 02/01/29 25,000 25,556
Oaktree Specialty Lending Corp.
2.700%, 01/15/27 25,000 24,038
Oaktree Strategic Credit Fund
8.400%, 11/14/28 50,000 53,847
OneMain Finance Corp.
3.500%, 01/15/27 115,000 112,213
3.875%, 09/15/28 60,000 57,225
6.625%, 05/15/29 50,000 51,058
PennyMac Financial Services, Inc.
7.875%, 12/15/29
(b)
50,000 52,761
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(b)
50,000 48,766
Sixth Street Lending Partners
6.125%, 07/15/30
(b)
50,000 50,926
SLM Corp.
3.125%, 11/02/26 35,000 34,161
United Wholesale Mortgage LLC
5.500%, 04/15/29
(b)
75,000 73,394
UWM Holdings LLC
6.625%, 02/01/30
(b)
50,000 50,054
Total 1,816,144

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2025 (Unaudited)
8 Columbia Short Duration Bond ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Food and Beverage 1.6%
Bunge Ltd. Finance Corp.
3.250%, 08/15/26 40,000 39,489
4.200%, 09/17/29 50,000 49,296
Conagra Brands, Inc.
4.850%, 11/01/28 60,000 60,235
Constellation Brands, Inc.
4.350%, 05/09/27 85,000 84,736
Darling Ingredients, Inc.
5.250%, 04/15/27
(b)
50,000 49,921
General Mills, Inc.
2.875%, 04/15/30 60,000 55,639
Ingredion, Inc.
2.900%, 06/01/30 25,000 23,081
Kellanova
Series B, 7.450%, 04/01/31 50,000 56,909
Keurig Dr Pepper, Inc.
3.200%, 05/01/30 75,000 70,412
Kraft Heinz Foods Co.
4.250%, 03/01/31 50,000 48,427
Lamb Weston Holdings, Inc.
4.875%, 05/15/28
(b)
50,000 49,505
McCormick & Co., Inc.
1.850%, 02/15/31 50,000 43,142
McCormick & Co., Inc./Md
3.400%, 08/15/27 25,000 24,537
Molson Coors Beverage Co.
3.000%, 07/15/26 25,000 24,630
Mondelez International, Inc.
2.750%, 04/13/30 60,000 55,470
Pilgrim's Pride Corp.
3.500%, 03/01/32 25,000 22,440
Sysco Corp.
3.300%, 07/15/26 100,000 98,869
The Campbell's Company
2.375%, 04/24/30 60,000 54,041
Tyson Foods, Inc.
3.550%, 06/02/27 25,000 24,563
4.350%, 03/01/29 60,000 59,529
US Foods, Inc.
6.875%, 09/15/28
(b)
50,000 51,476
Total 1,046,347
Gaming 1.0%
Brightstar Lottery PLC
5.250%, 01/15/29
(b)
50,000 49,617
Caesars Entertainment, Inc.
7.000%, 02/15/30
(b)
50,000 51,580
GLP Capital LP / GLP Financing II, Inc.
5.300%, 01/15/29 40,000 40,391
Las Vegas Sands Corp.
6.000%, 08/15/29 50,000 51,426
Melco Resorts Finance Ltd.
Series REGS, 5.250%, 04/26/26 85,000 84,861
MGM Resorts International
6.125%, 09/15/29 50,000 50,730
VICI Properties LP
5.125%, 05/15/32 25,000 24,944
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
5.125%, 11/15/31 25,000 24,992
Wynn Macau Ltd.
5.125%, 12/15/29
(b)
200,000 192,370
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/29
(b)
50,000 49,599
Total 620,510
Health Care 3.7%
Agilent Technologies, Inc.
2.100%, 06/04/30 10,000 8,921
AMN Healthcare, Inc.
4.625%, 10/01/27
(b)
50,000 48,873
Avantor Funding, Inc.
3.875%, 11/01/29
(b)
40,000 37,672
4.625%, 07/15/28
(b)
90,000 87,983
Baxter International, Inc.
1.915%, 02/01/27 110,000 105,841
Becton Dickinson & Co.
4.693%, 02/13/28 30,000 30,238
Cardinal Health, Inc.
3.410%, 06/15/27 30,000 29,460
Cencora, Inc.
3.450%, 12/15/27 40,000 39,116
4.625%, 12/15/27 25,000 25,095
Charles River Laboratories International, Inc.
3.750%, 03/15/29
(b)
50,000 47,050
Cigna Group (The)
3.400%, 03/01/27 50,000 49,208
4.375%, 10/15/28 50,000 49,841
CVS Health Corp.
4.300%, 03/25/28 330,000 327,716
7.000%, (US 5 Year CMT T-Note +
2.886%), 03/10/55
(c)
50,000 51,511
DaVita, Inc.
4.625%, 06/01/30
(b)
100,000 95,433
DENTSPLY SIRONA, Inc.
3.250%, 06/01/30 50,000 45,439
Encompass Health Corp.
4.750%, 02/01/30 50,000 48,801
GE HealthCare Technologies, Inc.
5.650%, 11/15/27 100,000 102,504
HCA, Inc.
3.500%, 09/01/30 20,000 18,848
5.450%, 04/01/31 94,000 96,638
Hologic, Inc.
3.250%, 02/15/29
(b)
50,000 47,346
IQVIA, Inc.
5.000%, 05/15/27
(b)
70,000 69,613
6.250%, 02/01/29 25,000 26,147
6.500%, 05/15/30
(b)
25,000 25,808
Laboratory Corp. of America Holdings
1.550%, 06/01/26 40,000 39,052
Medline Borrower LP
3.875%, 04/01/29
(b)
255,000 243,179
Quest Diagnostics, Inc.
2.800%, 06/30/31 50,000 45,201
Revvity, Inc.
3.300%, 09/15/29 30,000 28,351

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2025 (Unaudited)
Columbia Short Duration Bond ETF | 2025 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Solventum Corp.
5.450%, 03/13/31 50,000 51,755
Stryker Corp.
1.950%, 06/15/30 50,000 44,482
Teleflex, Inc.
4.625%, 11/15/27 50,000 49,198
Tenet Healthcare Corp.
4.250%, 06/01/29 14,000 13,506
4.375%, 01/15/30 150,000 144,277
5.125%, 11/01/27 100,000 99,632
6.125%, 06/15/30 50,000 50,467
Universal Health Services, Inc.
2.650%, 01/15/32 30,000 25,405
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31 50,000 44,172
5.050%, 02/19/30 5,000 5,096
Total 2,398,875
Healthcare Insurance 0.4%
Centene Corp.
3.375%, 02/15/30 80,000 72,029
4.625%, 12/15/29 60,000 57,155
Elevance Health, Inc.
4.101%, 03/01/28 40,000 39,690
Humana, Inc.
1.350%, 02/03/27 85,000 81,134
Total 250,008
Healthcare REIT 0.3%
Healthcare Realty Holdings LP
3.625%, 01/15/28 60,000 58,256
Omega Healthcare Investors, Inc.
4.750%, 01/15/28 85,000 85,264
Sabra Health Care LP
3.200%, 12/01/31 50,000 44,553
Ventas Realty LP
2.500%, 09/01/31 25,000 21,930
Total 210,003
Home Construction 0.2%
Century Communities, Inc.
3.875%, 08/15/29
(b)
50,000 46,047
Mattamy Group Corp.
4.625%, 03/01/30
(b)
50,000 47,964
MDC Holdings, Inc.
3.850%, 01/15/30 60,000 57,041
Total 151,052
Independent Energy 1.4%
APA Corp.
4.250%, 01/15/30
(b)
6,000 5,738
Baytex Energy Corp.
8.500%, 04/30/30
(b)
30,000 30,524
California Resources Corp.
8.250%, 06/15/29
(b)
60,000 61,621
Canadian Natural Resources Ltd.
3.850%, 06/01/27 44,000 43,474
Civitas Resources, Inc.
8.375%, 07/01/28
(b)
50,000 51,477
Coterra Energy, Inc.
4.375%, 03/15/29 85,000 83,967
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Devon Energy Corp.
4.500%, 01/15/30 50,000 49,535
7.875%, 09/30/31 25,000 28,643
Diamondback Energy, Inc.
3.125%, 03/24/31 60,000 54,884
EQT Corp.
6.500%, 07/01/27
(b)
75,000 76,482
7.000%, 02/01/30 19,000 20,535
Expand Energy Corp.
4.750%, 02/01/32 25,000 24,282
Gulfport Energy Operating Corp.
6.750%, 09/01/29
(b)
50,000 50,872
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, 02/01/29
(b)
65,000 63,734
Matador Resources Co.
6.875%, 04/15/28
(b)
60,000 60,964
Occidental Petroleum Corp.
7.500%, 05/01/31 60,000 65,892
Ovintiv, Inc.
7.375%, 11/01/31 50,000 55,087
Permian Resources Operating LLC
8.000%, 04/15/27
(b)
50,000 51,106
Range Resources Corp.
4.750%, 02/15/30
(b)
50,000 48,606
Total 927,423
Leisure 0.6%
Carnival Corp.
6.000%, 05/01/29
(b)
200,000 201,750
Live Nation Entertainment, Inc.
3.750%, 01/15/28
(b)
60,000 58,301
NCL Corp. Ltd.
8.125%, 01/15/29
(b)
50,000 52,563
VOC Escrow Ltd.
5.000%, 02/15/28
(b)
50,000 49,531
Total 362,145
Life Insurance 0.6%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3
Somerset Inves
7.875%, 11/01/29
(b)
35,000 36,067
Brighthouse Financial, Inc.
3.700%, 06/22/27 25,000 24,383
CNO Financial Group, Inc.
5.250%, 05/30/29 85,000 85,725
Corebridge Financial, Inc.
3.850%, 04/05/29 50,000 48,810
Global Atlantic Fin Co.
4.700%, (US 5 Year CMT T-Note +
3.796%), 10/15/51
(b),(c)
50,000 48,949
Globe Life, Inc.
2.150%, 08/15/30 25,000 22,117
Lincoln National Corp.
3.050%, 01/15/30 41,000 38,339
3.800%, 03/01/28 40,000 39,193
Sagicor Financial Co. Ltd.
5.300%, 05/13/28
(b)
50,000 49,879
Total 393,462

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2025 (Unaudited)
10 Columbia Short Duration Bond ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Lodging 0.5%
Hilton Domestic Operating Co., Inc.
3.750%, 05/01/29
(b)
69,000 65,739
5.875%, 04/01/29
(b)
50,000 50,802
Hyatt Hotels Corp.
4.375%, 09/15/28 85,000 84,319
Marriott International, Inc.
Series HH, 2.850%, 04/15/31 60,000 54,357
Travel + Leisure Co.
4.500%, 12/01/29
(b)
25,000 24,005
6.625%, 07/31/26
(b)
15,000 15,114
Total 294,336
Media and Entertainment 1.1%
AMC Networks, Inc.
10.250%, 01/15/29
(b)
30,000 30,828
Applovin Corp.
5.375%, 12/01/31 50,000 50,902
Discovery Communications LLC
3.625%, 05/15/30 50,000 44,255
4.125%, 05/15/29 50,000 46,576
Getty Images, Inc.
11.250%, 02/21/30
(b)
20,000 19,153
Interpublic Group of Cos., Inc. (The)
4.650%, 10/01/28 50,000 50,025
Lamar Media Corp.
4.000%, 02/15/30 40,000 37,947
Paramount Global
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(c)
60,000 59,145
7.875%, 07/30/30 40,000 44,563
ROBLOX Corp.
3.875%, 05/01/30
(b)
40,000 37,609
Sirius XM Radio LLC
3.125%, 09/01/26
(b)
50,000 48,890
Take-Two Interactive Software, Inc.
4.950%, 03/28/28 60,000 60,778
TEGNA, Inc.
4.625%, 03/15/28 80,000 78,182
5.000%, 09/15/29 25,000 24,031
Warnermedia Holdings, Inc.
4.054%, 03/15/29 80,000 75,270
Total 708,154
Media Cable 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28
(b)
60,000 58,901
Metals and Mining 0.7%
Alcoa Nederland Holding BV
4.125%, 03/31/29
(b)
38,000 36,199
AngloGold Ashanti Holdings PLC
3.750%, 10/01/30 50,000 47,036
Cleveland-Cliffs, Inc.
6.875%, 11/01/29
(b)
95,000 95,034
Fortescue Treasury Pty Ltd.
4.500%, 09/15/27
(b)
70,000 68,722
Mineral Resources Ltd.
9.250%, 10/01/28
(b)
100,000 103,898
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Steel Dynamics, Inc.
3.250%, 01/15/31 50,000 46,459
Vale Overseas Ltd.
3.750%, 07/08/30 50,000 47,104
Yamana Gold, Inc.
2.630%, 08/15/31 40,000 34,952
Total 479,404
Midstream 3.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/29
(b)
60,000 59,452
Buckeye Partners LP
3.950%, 12/01/26 85,000 83,582
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 40,000 40,292
Cheniere Energy Partners LP
3.250%, 01/31/32 50,000 44,969
4.000%, 03/01/31 50,000 47,771
DCP Midstream Operating LP
3.250%, 02/15/32 24,000 21,399
DT Midstream, Inc.
4.125%, 06/15/29
(b)
50,000 48,186
Enbridge, Inc.
6.200%, 11/15/30 60,000 63,935
Energy Transfer LP
3.750%, 05/15/30 60,000 57,481
4.950%, 05/15/28 40,000 40,436
Hess Midstream Operations LP
5.875%, 03/01/28
(b)
50,000 50,841
6.500%, 06/01/29
(b)
60,000 61,807
Kinder Morgan, Inc.
2.000%, 02/15/31 60,000 52,311
Kinetik Holdings LP
6.625%, 12/15/28
(b)
60,000 61,264
MPLX LP
2.650%, 08/15/30 11,000 9,965
National Fuel Gas Co.
3.950%, 09/15/27 40,000 39,229
NuStar Logistics LP
5.625%, 04/28/27 110,000 110,548
ONEOK, Inc.
3.100%, 03/15/30 76,000 70,973
Plains All American Pipeline LP / PAA Finance Corp.
3.550%, 12/15/29 50,000 47,698
3.800%, 09/15/30 55,000 52,404
Rockies Express Pipeline LLC
4.950%, 07/15/29
(b)
100,000 97,941
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 60,000 59,656
5.000%, 03/15/27 40,000 40,165
Sunoco LP
7.000%, 05/01/29
(b)
50,000 51,922
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 40,000 39,977
7.000%, 09/15/28
(b)
50,000 51,524
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 03/01/30 60,000 60,939

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2025 (Unaudited)
Columbia Short Duration Bond ETF | 2025 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
TC PipeLines LP
3.900%, 05/25/27 50,000 49,426
TransCanada PipeLines Ltd.
4.100%, 04/15/30 50,000 48,708
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(b)
100,000 94,334
Venture Global LNG, Inc.
7.000%, 01/15/30
(b)
50,000 50,712
8.125%, 06/01/28
(b)
120,000 124,149
9.500%, 02/01/29
(b)
60,000 65,421
Western Midstream Operating LP
4.050%, 02/01/30 36,000 34,588
Williams Cos., Inc. (The)
3.750%, 06/15/27 125,000 123,246
Total 2,057,251
Natural Gas 0.3%
NiSource, Inc.
3.490%, 05/15/27 50,000 49,152
Sempra
3.400%, 02/01/28 40,000 38,904
Southwest Gas Corp.
5.450%, 03/23/28 80,000 81,792
Total 169,848
Office REIT 0.5%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/27 40,000 39,667
Boston Properties LP
4.500%, 12/01/28 80,000 79,233
Cousins Properties LP
5.375%, 02/15/32 25,000 25,217
CubeSmart LP
2.000%, 02/15/31 60,000 51,769
Highwoods Realty LP
3.050%, 02/15/30 55,000 50,163
Kilroy Realty LP
4.750%, 12/15/28 25,000 24,750
Piedmont Operating Partnership LP
9.250%, 07/20/28 20,000 22,053
Total 292,852
Oil Field Services 0.4%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/28
(b)
50,000 50,163
Kodiak Gas Services LLC
7.250%, 02/15/29
(b)
50,000 51,283
Noble Finance II LLC
8.000%, 04/15/30
(b)
50,000 50,868
Patterson-UTI Energy, Inc.
5.150%, 11/15/29 50,000 49,452
Weatherford International Ltd.
8.625%, 04/30/30
(b)
50,000 51,377
Total 253,143
Other Financial Institutions 0.3%
Credit Acceptance Corp.
6.625%, 03/15/30
(b)
50,000 50,646
Encore Capital Group, Inc.
9.250%, 04/01/29
(b)
50,000 52,905
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Howard Hughes Corp. (The)
4.125%, 02/01/29
(b)
100,000 95,408
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 05/15/26 24,000 23,852
Total 222,811
Other Industry 0.2%
Dycom Industries, Inc.
4.500%, 04/15/29
(b)
20,000 19,384
Quanta Services, Inc.
2.900%, 10/01/30 40,000 36,786
Williams Scotsman, Inc.
6.625%, 06/15/29
(b)
65,000 66,667
Total 122,837
Other REIT 0.6%
Digital Realty Trust LP
3.700%, 08/15/27 50,000 49,312
4.450%, 07/15/28 40,000 40,035
EPR Properties
3.600%, 11/15/31 35,000 31,618
Extra Space Storage LP
5.900%, 01/15/31 60,000 63,068
Host Hotels & Resorts LP
Series I, 3.500%, 09/15/30 25,000 23,180
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750%, 06/15/29
(b)
45,000 43,688
Rexford Industrial Realty LP
2.150%, 09/01/31 10,000 8,544
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, 02/15/29
(b)
30,000 29,189
RLJ Lodging Trust LP
3.750%, 07/01/26
(b)
50,000 49,237
Starwood Property Trust, Inc.
7.250%, 04/01/29
(b)
35,000 36,644
WP Carey, Inc.
2.400%, 02/01/31 50,000 44,062
Total 418,577
Other Utility 0.1%
American Water Capital Corp.
2.300%, 06/01/31 45,000 39,556
Packaging 0.5%
Amcor Group Finance PLC
5.450%, 05/23/29 50,000 51,430
Avery Dennison Corp.
4.875%, 12/06/28 50,000 50,481
Ball Corp.
6.000%, 06/15/29 60,000 61,072
Berry Global, Inc.
5.800%, 06/15/31 60,000 62,958
Sealed Air Corp./Sealed Air Corp. US
6.125%, 02/01/28
(b)
100,000 100,958
Sonoco Products Co.
4.450%, 09/01/26 25,000 24,951
Total 351,850
Paper 0.3%
Celulosa Arauco y Constitucion SA
3.875%, 11/02/27 85,000 83,285

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2025 (Unaudited)
12 Columbia Short Duration Bond ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Suzano Austria GmbH
3.750%, 01/15/31 60,000 55,800
Weyerhaeuser Co.
4.000%, 04/15/30 25,000 24,348
Total 163,433
Pharmaceuticals 0.9%
Amgen, Inc.
5.250%, 03/02/30 270,000 277,534
Biogen, Inc.
2.250%, 05/01/30 20,000 17,935
Mylan, Inc.
4.550%, 04/15/28 60,000 59,274
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(b)
200,000 189,204
Royalty Pharma PLC
2.150%, 09/02/31 50,000 42,775
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 2,000 1,972
Total 588,694
Property & Casualty 0.8%
Aon Corp.
2.800%, 05/15/30 110,000 101,957
Arthur J Gallagher & Co.
4.600%, 12/15/27 50,000 50,161
Assurant, Inc.
4.900%, 03/27/28 40,000 40,255
CNA Financial Corp.
3.450%, 08/15/27 85,000 83,384
Enstar Group Ltd.
3.100%, 09/01/31 50,000 43,987
Fairfax Financial Holdings Ltd.
4.850%, 04/17/28 45,000 45,266
Kemper Corp.
2.400%, 09/30/30 50,000 43,855
Mercury General Corp.
4.400%, 03/15/27 25,000 24,739
Willis North America, Inc.
2.950%, 09/15/29 60,000 56,277
Total 489,881
Railroads 0.1%
Canadian Pacific Railway Co.
2.050%, 03/05/30 25,000 22,440
2.450%, 12/02/31 50,000 43,758
Norfolk Southern Corp.
3.000%, 03/15/32 22,000 19,878
Total 86,076
Refining 0.5%
HF Sinclair Corp.
5.000%, 02/01/28 50,000 49,912
Marathon Petroleum Corp.
3.800%, 04/01/28 50,000 49,127
5.150%, 03/01/30 50,000 50,941
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 90,000 86,637
Phillips 66
2.150%, 12/15/30 25,000 21,983
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
3.900%, 03/15/28 40,000 39,464
Total 298,064
Restaurants 0.6%
1011778 Bc Ulc / New Red Finance, Inc.
5.625%, 09/15/29
(b)
90,000 90,675
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28
(b)
40,000 38,602
6.125%, 06/15/29
(b)
50,000 51,081
Darden Restaurants, Inc.
3.850%, 05/01/27 50,000 49,447
McDonald's Corp.
Series MTN, 3.800%, 04/01/28 80,000 79,068
Starbucks Corp.
2.550%, 11/15/30 50,000 45,212
Yum! Brands, Inc.
4.750%, 01/15/30
(b)
50,000 49,272
Total 403,357
Retail REIT 0.3%
Agree LP
2.000%, 06/15/28 45,000 42,059
Brixmor Operating Partnership LP
4.050%, 07/01/30 40,000 38,758
Kimco Realty OP LLC
2.250%, 12/01/31 25,000 21,625
Regency Centers LP
3.700%, 06/15/30 40,000 38,552
Store Capital LLC
4.500%, 03/15/28 80,000 78,957
Total 219,951
Retailers 1.4%
Belron UK Finance PLC
5.750%, 10/15/29
(b)
50,000 50,477
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 50,000 44,893
Dollar Tree, Inc.
4.200%, 05/15/28 40,000 39,619
Genuine Parts Co.
6.500%, 11/01/28 50,000 52,901
Group 1 Automotive, Inc.
6.375%, 01/15/30
(b)
100,000 102,027
Lowe's Cos., Inc.
3.650%, 04/05/29 85,000 82,758
Nordstrom, Inc.
4.375%, 04/01/30 50,000 45,555
O'Reilly Automotive, Inc.
3.600%, 09/01/27 80,000 78,712
Rakuten Group, Inc.
11.250%, 02/15/27
(b)
200,000 216,701
Tapestry, Inc.
5.100%, 03/11/30 50,000 50,641
Under Armour, Inc.
3.250%, 06/15/26 60,000 59,013
VF Corp.
2.950%, 04/23/30 50,000 42,351
Wayfair LLC
7.250%, 10/31/29
(b)
50,000 50,860
Total 916,508

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2025 (Unaudited)
Columbia Short Duration Bond ETF | 2025 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Supermarkets 0.5%
Ahold Finance USA LLC
6.875%, 05/01/29 25,000 27,081
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.250%, 03/15/26
(b)
50,000 49,442
4.625%, 01/15/27
(b)
40,000 39,699
6.500%, 02/15/28
(b)
160,000 162,648
Kroger Co. (The)
4.500%, 01/15/29 40,000 40,214
Total 319,084
Technology 4.4%
Amdocs Ltd.
2.538%, 06/15/30 50,000 45,128
Autodesk, Inc.
2.400%, 12/15/31 25,000 21,798
Block, Inc.
2.750%, 06/01/26 35,000 34,315
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 125,000 123,960
Broadcom, Inc.
5.050%, 07/12/29 50,000 50,998
Camelot Finance SA
4.500%, 11/01/26
(b)
14,000 13,818
CDW LLC / CDW Finance Corp.
3.569%, 12/01/31 25,000 23,002
5.100%, 03/01/30 50,000 50,317
CGI, Inc.
2.300%, 09/14/31 100,000 86,572
Dell International LLC / EMC Corp.
4.900%, 10/01/26 40,000 40,127
5.300%, 10/01/29 60,000 61,604
Elastic NV
4.125%, 07/15/29
(b)
50,000 47,545
Equifax, Inc.
3.100%, 05/15/30 60,000 55,957
Equinix, Inc.
3.200%, 11/18/29 60,000 56,658
FactSet Research Systems, Inc.
2.900%, 03/01/27 25,000 24,413
Fair Isaac Corp.
4.000%, 06/15/28
(b)
30,000 28,992
Fiserv, Inc.
2.650%, 06/01/30 25,000 22,793
3.200%, 07/01/26 40,000 39,515
3.500%, 07/01/29 100,000 95,926
Fortinet, Inc.
2.200%, 03/15/31 20,000 17,579
Gen Digital, Inc.
6.750%, 09/30/27
(b)
25,000 25,428
Hewlett Packard Enterprise Co.
4.550%, 10/15/29 50,000 49,696
HP, Inc.
3.000%, 06/17/27 40,000 38,983
Imola Merger Corp.
4.750%, 05/15/29
(b)
80,000 77,564
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Intel Corp.
3.900%, 03/25/30 50,000 48,115
4.875%, 02/10/28 50,000 50,361
Iron Mountain, Inc.
4.875%, 09/15/27
(b)
50,000 49,627
5.000%, 07/15/28
(b)
100,000 98,757
7.000%, 02/15/29
(b)
50,000 51,391
Jabil, Inc.
3.600%, 01/15/30 50,000 47,574
Keysight Technologies, Inc.
3.000%, 10/30/29 110,000 103,075
Leidos, Inc.
2.300%, 02/15/31 50,000 43,795
Marvell Technology, Inc.
2.950%, 04/15/31 50,000 45,306
Micron Technology, Inc.
6.750%, 11/01/29 50,000 53,783
Moody's Corp.
4.250%, 02/01/29 25,000 24,910
Motorola Solutions, Inc.
4.600%, 02/23/28 40,000 40,159
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.500%, 05/11/31 150,000 132,407
ON Semiconductor Corp.
3.875%, 09/01/28
(b)
44,000 42,463
Open Text Corp.
3.875%, 02/15/28
(b)
60,000 57,805
Open Text Holdings, Inc.
4.125%, 02/15/30
(b)
45,000 42,116
Oracle Corp.
2.650%, 07/15/26 85,000 83,489
3.250%, 11/15/27 130,000 126,533
PTC, Inc.
4.000%, 02/15/28
(b)
17,000 16,561
Roper Technologies, Inc.
2.950%, 09/15/29 50,000 47,020
Seagate Data Storage Technology Pte Ltd.
8.250%, 12/15/29
(b)
50,000 53,294
Skyworks Solutions, Inc.
1.800%, 06/01/26 38,000 37,011
Synopsys, Inc.
5.000%, 04/01/32 75,000 75,709
TD SYNNEX Corp.
1.750%, 08/09/26 57,000 55,276
TR Finance LLC
3.350%, 05/15/26 25,000 24,696
TTM Technologies, Inc.
4.000%, 03/01/29
(b)
50,000 47,632
VMware LLC
1.400%, 08/15/26 60,000 58,123
3.900%, 08/21/27 40,000 39,535
Western Digital Corp.
2.850%, 02/01/29 18,000 16,746
4.750%, 02/15/26 14,000 13,967
Western Union Co. (The)
2.750%, 03/15/31 15,000 13,106

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2025 (Unaudited)
14 Columbia Short Duration Bond ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Workday, Inc.
3.500%, 04/01/27 50,000 49,209
Total 2,822,239
Tobacco 0.3%
Altria Group, Inc.
3.400%, 05/06/30 85,000 80,401
BAT Capital Corp.
2.259%, 03/25/28 75,000 70,833
3.557%, 08/15/27 33,000 32,389
Total 183,623
Transportation Services 0.3%
FedEx Corp.
2.400%, 05/15/31
(b)
50,000 43,652
3.100%, 08/05/29 50,000 47,299
GXO Logistics, Inc.
1.650%, 07/15/26 50,000 48,590
Rand Parent LLC
8.500%, 02/15/30
(b)
30,000 30,167
Total 169,708
Wireless 1.3%
American Tower Corp.
2.900%, 01/15/30 50,000 46,463
Crown Castle, Inc.
2.250%, 01/15/31 50,000 43,677
3.800%, 02/15/28 60,000 58,796
Rogers Communications, Inc.
5.000%, 02/15/29 100,000 101,248
5.250%, (US 5 Year CMT T-Note +
3.590%), 03/15/82
(b),(c)
50,000 49,407
SBA Communications Corp.
3.125%, 02/01/29 80,000 74,562
3.875%, 02/15/27 20,000 19,644
Sprint Capital Corp.
6.875%, 11/15/28 25,000 26,727
T-Mobile USA, Inc.
2.550%, 02/15/31 330,000 294,786
Vodafone Group PLC
3.250%, (US 5 Year CMT T-Note +
2.447%), 06/04/81
(c)
80,000 78,299
Zegona Finance PLC
8.625%, 07/15/29
(b)
50,000 53,260
Total 846,869
Wirelines 1.0%
AT&T, Inc.
2.750%, 06/01/31 85,000 76,802
4.350%, 03/01/29 85,000 84,732
British Telecommunications PLC
5.125%, 12/04/28 85,000 86,450
Deutsche Telekom International Finance BV
8.750%, 06/15/30 60,000 70,361
Orange SA
9.000%, 03/01/31 50,000 60,306
TELUS Corp.
3.700%, 09/15/27 50,000 49,139
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Verizon Communications, Inc.
4.016%, 12/03/29 250,000 245,636
Total 673,426
Total
Corporate Bonds
(Cost $31,551,564) 31,903,701
Foreign Government Obligations
(d)
19.9%
Principal
Amount
($) Value ($)
Brazil 1.9%
Brazilian Government International Bond
4.625%, 01/13/28 200,000 199,195
4.500%, 05/30/29 200,000 195,773
3.875%, 06/12/30 220,000 207,356
6.250%, 03/18/31 200,000 205,620
5.500%, 11/06/30 200,000 200,289
Petrobras Global Finance BV
5.999%, 01/27/28 200,000 204,009
Total 1,212,242
Chile 0.3%
Corp Nacional del Cobre de Chile
Series REGS, 3.150%, 01/14/30 200,000 185,977
China 0.9%
CFAMC III Co. Ltd.
Series EMTN, 4.250%, 11/07/27 200,000 197,089
China Cinda Finance 2017 I Ltd.
Series EMTN, 4.750%, 02/08/28 200,000 200,031
China Construction Bank Corp.
2.850%, (US 5 Year CMT T-Note +
1.400%), 01/21/32
(c)
200,000 194,956
Total 592,076
Colombia 1.8%
Colombia Government International Bond
3.875%, 04/25/27 200,000 196,097
4.500%, 03/15/29 200,000 191,483
3.000%, 01/30/30 200,000 175,660
3.125%, 04/15/31 200,000 168,059
7.375%, 04/25/30 200,000 209,539
Ecopetrol SA
6.875%, 04/29/30 200,000 200,091
Total 1,140,929
Dominican Republic 1.0%
Dominican Republic International Bond
Series REGS, 5.500%, 02/22/29 150,000 149,815
Series REGS, 5.950%, 01/25/27 172,000 173,541
Series REGS, 4.500%, 01/30/30 200,000 190,767
Series REGS, 7.050%, 02/03/31 150,000 157,833
Total 671,956
Hungary 0.6%
Hungary Government International Bond
Series REGS, 5.250%, 06/16/29 200,000 201,973
Magyar Export-Import Bank Zrt
Series REGS, 6.125%, 12/04/27 200,000 204,696
Total 406,669
India 0.6%
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 200,000 196,390

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2025 (Unaudited)
Columbia Short Duration Bond ETF | 2025 15
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount
($) Value ($)
Series REGS, 2.250%, 01/13/31 200,000 176,103
Total 372,493
Indonesia 2.1%
Indonesia Government International Bond
4.750%, 02/11/29 200,000 203,138
3.850%, 10/15/30 200,000 195,108
1.850%, 03/12/31 200,000 173,071
Perusahaan Penerbit SBSN
Series REGS, 5.000%, 05/25/30 200,000 204,735
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.450%, 02/20/29 200,000 201,036
Series REGS, 2.800%, 06/23/30 200,000 185,156
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
Series REGS, 5.450%, 05/21/28 200,000 203,963
Total 1,366,207
Israel 0.3%
Israel Electric Corp. Ltd.
Series GMTN, 4.250%, 08/14/28
(b)
200,000 195,301
Jordan 0.3%
Jordan Government International Bond
Series REGS, 5.850%, 07/07/30 200,000 194,075
Kazakhstan 0.3%
KazMunayGas National Co. JSC
Series REGS, 5.375%, 04/24/30 200,000 202,075
Kuwait 0.3%
EQUATE Petrochemical Co. KSC
Series REGS, 4.250%, 11/03/26 200,000 198,627
Mexico 1.9%
Comision Federal de Electricidad
Series REGS, 4.688%, 05/15/29 200,000 193,947
Mexico Government International Bond
4.500%, 04/22/29 200,000 197,240
3.250%, 04/16/30 200,000 184,563
2.659%, 05/24/31 300,000 259,364
5.000%, 05/07/29 200,000 200,202
6.000%, 05/13/30 200,000 206,736
Total 1,242,052
Oman 1.6%
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 200,000 209,918
Series REGS, 6.250%, 01/25/31 200,000 214,301
Series REGS, 6.750%, 10/28/27 200,000 208,761
Series REGS, 5.625%, 01/17/28 200,000 204,071
Oman Sovereign Sukuk Co.
Series REGS, 4.875%, 06/15/30 200,000 203,413
Total 1,040,464
Panama 0.6%
Panama Government International Bond
3.875%, 03/17/28 200,000 193,572
3.160%, 01/23/30 200,000 180,063
Total 373,635
Peru 0.3%
Peruvian Government International Bond
2.783%, 01/23/31 200,000 179,819
Philippines 1.1%
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount
($) Value ($)
Philippine Government International Bond
9.500%, 02/02/30 190,000 228,962
7.750%, 01/14/31 100,000 115,608
2.457%, 05/05/30 200,000 183,074
ROP Sukuk Trust
Series REGS, 5.045%, 06/06/29 200,000 203,969
Total 731,613
Romania 0.9%
Romanian Government International Bond
Series REGS, 5.250%, 11/25/27 170,000 170,634
Series REGS, 5.875%, 01/30/29 200,000 203,047
Series REGS, 6.625%, 02/17/28 200,000 207,118
Total 580,799
Serbia 0.3%
Serbia International Bond
Series REGS, 2.125%, 12/01/30 200,000 171,240
South Africa 1.2%
Eskom Holdings SOC Ltd.
Series REGS, 6.350%, 08/10/28 200,000 203,492
Republic of South Africa Government
International Bond
Series 12Y, 4.300%, 10/12/28 200,000 193,267
Series 12Y, 5.875%, 06/22/30 200,000 198,851
Series 10Y, 4.850%, 09/30/29 200,000 192,618
Total 788,228
United Arab Emirates 1.2%
DP World Crescent Ltd.
Series REGS, 4.848%, 09/26/28 200,000 200,741
DP World Salaam
6.000%, (US 5 Year CMT T-Note +
5.750%), 01/01/74
(c)
200,000 199,693
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 200,000 187,438
Series EMTN, 4.226%, 03/14/28 200,000 196,635
Total 784,507
United States 0.1%
CCO Holdings LLC / CCO Holdings Capital
Corp.
4.750%, 03/01/30
(b)
50,000 47,495
Uruguay 0.3%
Uruguay Government International Bond
4.375%, 01/23/31 200,000 199,122
Total Foreign Government Obligations
(Cost $12,635,991) 12,877,601
Residential Mortgage-Backed Securities - Agency 10.0%
Principal
Amount
($) Value ($)
Uniform Mortgage-Backed Security TBA 10.0%
4.000%, 08/15/40
(e)
545,000 528,962
4.500%, 08/15/40
(e)
1,213,300 1,198,588
5.000%, 08/15/40
(e)
2,528,000 2,534,803
5.500%, 08/15/40
(e)
1,490,400 1,515,481

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2025 (Unaudited)
16 Columbia Short Duration Bond ETF | 2025
Notes to Portfolio of Investments
Residential Mortgage-Backed Securities - Agency (continued)
Issue
Description
Principal
Amount
($) Value ($)
6.000%, 08/15/40
(e)
655,000 672,572
Total 6,450,406
Total Residential Mortgage-Backed
Securities - Agency
(Cost $6,453,563) 6,450,406
Money Market Funds 10.2%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.130%
(f)
6,600,004 6,600,004
Total Money Market Funds
(Cost $6,600,004) 6,600,004
Total Investments in Securities
(Cost $70,179,381) 70,757,525
Other Assets & Liabilities, Net (6,085,937)
Net Assets 64,671,588
(a) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2025.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2025, the total value of these securities amounted to
$10,607,539, which represents 16.40% of total net assets.
(c) Variable rate security. The interest rate shown was the current rate as of July 31, 2025.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at July 31, 2025.
Abbreviation Legend
PA Port Authority
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

3QT314_10_R01_(09/25)
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